Statement of Stockholders' Equity (FY) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In-Capital [Member]	Accumulated Earnings [Member]	Total
Balance at Jul. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 30, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of offering cost	0	$ 61,794	90,967,139	0	91,028,933
Issuance of common stock, net of offering cost (in shares)		6,179,392
Issuance of preferred stock, net of offering cost	1	$ 0	101,058	0	101,059
Issuance of preferred stock, net of offering cost (in shares)		0
Dividends declared and paid on common shares ($0.61 per share)	0	$ 0	0	(3,795,912)	(3,795,912)
Net income	0	0	0	4,313,632	4,313,632
Balance at Dec. 31, 2020	1	$ 61,794	91,068,197	517,720	91,647,712
Balance (in shares) at Dec. 31, 2020		6,179,392
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of offering cost	0	$ 71,875	123,837,414	0	123,909,289
Issuance of common stock, net of offering cost (in shares)		7,187,485
Dividends declared and paid on common shares ($0.61 per share)	0	$ 0	0	(2,224,866)	(2,224,866)
Net income	0	0	0	1,400,755	1,400,755
Balance at Mar. 31, 2021	$ 1	$ 133,669	$ 216,504,726	$ (306,391)	$ 216,332,005
Balance (in shares) at Mar. 31, 2021		13,366,877